Capital structure and financial items - Financial risks - Cash and cash equivalents and financial reserves (Details)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 DKK (kr)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Current debt	kr 12,861,000,000		kr 6,153,000,000
Cash and cash equivalents	10,719,000,000		12,226,000,000		kr 15,411,000,000		kr 15,629,000,000
Marketable securities	6,765,000,000		0		0
Undrawn committed credit facility	11,526,000,000		11,531,000,000		11,578,000,000
Undrawn bridge facility	0		5,577,000,000	€ 750,000,000	0
Borrowings	(12,861,000,000)		(576,000,000)		(595,000,000)
Financial reserves	kr 16,149,000,000		28,758,000,000		kr 26,394,000,000
Bridge facility | €				1,500,000,000
Drawn bridge facility			kr 5,577,000,000	750,000,000
EUR Undrawn committed credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maximum borrowing capacity | €		€ 1,550,000,000		€ 1,550,000,000		€ 1,550,000,000